Derivative financial instruments - Disclosure of Fair Value Measurement of Derivative Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about hedges [line items]
Current assets - Other financial assets	¥ 4,702,168	¥ 1,715,675
Non-current assets - Other financial assets	11,390,559	10,556,431
Total	16,092,727	12,272,107
Total derivative assets	552,921	610,340
Current liabilities - Other financial liabilities	(1,700,137)	(1,392,397)
Non-current liabilities - Other financial liabilities	(495,814)	(533,710)
Total	(2,195,951)	(1,926,107)
Total derivative liabilities	(432,189)	(456,257)
At fair value [Member] | Interest rate and currency swap [Member] | Derivative not designated as hedge [Member]
Disclosure of detailed information about hedges [line items]
Current assets - Other financial assets	180,657	163,777
Non-current assets - Other financial assets	355,245	404,593
Total	535,901	568,371
Current liabilities - Other financial liabilities	(91,120)	(47,044)
Non-current liabilities - Other financial liabilities	(286,396)	(383,184)
Total	(377,516)	(430,228)
At fair value [Member] | Foreign exchange forward and option contracts [Member] | Derivative not designated as hedge [Member]
Disclosure of detailed information about hedges [line items]
Current assets - Other financial assets	17,006	41,969
Non-current assets - Other financial assets	14
Total	17,019	41,969
Current liabilities - Other financial liabilities	(54,086)	(26,029)
Non-current liabilities - Other financial liabilities	(588)
Total	¥ (54,673)	¥ (26,029)